(Loss)/earnings per share	12 Months Ended
Jun. 30, 2023
(Loss)/earnings per share
(Loss)/earnings per share

11 (Loss)/earnings per share

(a) Basic (loss)/earnings per share

The calculation of basic (loss)/earnings per share has been based on the following (loss)/profit attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding.

(i) (Loss)/profit attributable to ordinary shareholders (basic):

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
(Loss)/profit attributable to the equity shareholders of the Company	(1,415,010)	638,170	1,768,926
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	116,929	(1,576)	(424)

(Loss)/profit used to determine basic earnings per share	(1,298,081)	636,594	1,768,502

The unvested restricted shares granted to employees under the 2020 Share Incentive Plan (see Note 27) are entitled to non-forfeitable dividends during the vesting period. For the purpose of calculating basic loss/earnings per share, the numerators are thus be adjusted for the undistributed earnings attributed to these unvested shares in accordance with their participating rights, which have not been recognized in profit or loss.

(ii) Weighted-average number of ordinary shares (basic):

The weighted average number of ordinary shares of 1,104,371,475, 1,205,527,348 and 1,243,320,377 in issue for the years ended June 30, 2021, 2022 and 2023, respectively, were calculated as follows:

	For the year ended June 30,
	2021	2022	2023
	Number of shares	Number of shares	Number of shares
Issued ordinary share at July 1, 2020, 2021 and 2022	865,591,398	1,204,860,715	1,202,646,619
Effect of shares issued upon IPO and exercise of the over-allotment option	90,911,146	—	—
Effect of shares converted from Series A preferred shares	83,495,097	—	—
Effect of shares issued relating to Hong Kong public offering and exercise of the over-allotment option	—	—	40,181,685
Effect of shares released from share incentive plan (Note 27)	64,373,834	2,369,454	2,878,812
Effect of repurchase of shares (Note 26(b)(v))	—	(1,702,821)	(2,386,739)

Weighted average number of ordinary shares	1,104,371,475	1,205,527,348	1,243,320,377

(b) Diluted (loss)/earnings per share

Diluted (loss)/earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all potential dilutive ordinary shares.

There was no difference between basic and diluted loss per share for the year ended June 30, 2021 as the effect of the restricted shares granted to employees (see Note 27(a)) and share options granted to employees (see Note 27(b)) would be anti-dilutive.

For the years ended June 30, 2022 and 2023, the calculation of diluted earnings per share were based on the profit attributable to ordinary equity shareholders of the Company of RMB638,170,000 and RMB1,768,926,000 and the weighted average number of ordinary shares of 1,216,637,439 and 1,250,545,116 shares, respectively, after adjusting by the dilutive effect of share incentive plan, calculated as follows:

	For the year ended June 30,
	2022	2023
	Number of shares	Number of shares
Weighted average number of ordinary shares, basic	1,205,527,348	1,243,320,377
Dilutive effect of share incentive plan (Note 27)	11,110,091	7,224,739

Weighted average number of ordinary shares, diluted	1,216,637,439	1,250,545,116